Trade accounts receivable, net	12 Months Ended
Dec. 31, 2015
Trade accounts receivable, net

Note 5 Trade accounts receivable, net

The Company sells software and licenses through direct sales to customers and indirect sales with partners, distributors and resellers. In addition, the Company generates platform-derived revenues from third party Internet search engines. The trade accounts receivable primarily includes receivables from the resellers and payment gateway providers as well as the receivables from the Internet search engines.

As of December 31, 2014 and 2015, the accounts receivable pledged as collateral for the long-term debt totaled $32,527 and $23,000, respectively (Note 11).

Trade accounts receivable comprised the following:

	December 31,
	2014	2015
Trade accounts receivable, gross	$37,730	$37,565
Allowance for doubtful receivables	(1,092)	(878)
Reserve for license cancellations and refunds	(1,231)	(970)

Trade accounts receivable, net	$35,408	$35,717

The allowance for doubtful accounts comprised the following activity:

	Year Ended December 31,
	2013	2014	2015
Balance at beginning of period	$1,812	$1,692	$1,092
Charged to operating expenses	356	(72)	89
Amount written-off or used	(476)	(528)	(303)

Balance at end of period	$1,692	$1,092	$878

The reserve for license cancellations or refunds comprised the following activity:

	Year Ended December 31,
	2013	2014	2015
Balance at beginning of period	$2,067	$1,182	$1,231
Charged against revenue(1)	9,074	10,943	11,574
Amount written-off or used(1)	(9,959)	(10,894)	(11,835)

Balance at end of period	$1,182	$1,231	$970

(1)	Changes in the reserve for license cancellations and refunds are presented as gross amounts.